Summary of Significant Accounting Policies - Additional Information (Details) shares in Millions	12 Months Ended
	Mar. 31, 2021 director shares	Mar. 31, 2020 shares	Mar. 31, 2019 shares
Summary Of Significant Accounting Policies [Line Items]
Ownership interest rate percentage (as percent)	100.00%
Equity awards vested percentage after first year	25.00%
Equity awards vested percentage after second year	25.00%
Equity awards vested percentage after third year	50.00%
Contingent Shares Not Expected To Vest
Summary Of Significant Accounting Policies [Line Items]
Potential diluted common shares outstanding (in shares) | shares	0.9	1.5	2.2
Minimum
Summary Of Significant Accounting Policies [Line Items]
Weighted average useful life of finite-lived intangible assets	2 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Weighted average useful life of finite-lived intangible assets	13 years
AICF Funding
Summary Of Significant Accounting Policies [Line Items]
Ownership interest rate percentage (as percent)	0.00%
AICF Funding
Summary Of Significant Accounting Policies [Line Items]
Number of directors appointed by Company	3
AICF Funding | New South Wales, Australia
Summary Of Significant Accounting Policies [Line Items]
Number of directors appointed by NSW government	2